PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Schedule of Personnel Expenses
	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Wages and salaries	26,316	25,901	24,531
Social welfare costs	2,424	2,542	2,418
Pension costs	459	552	711
Share-based payments	928	1,414	1,550
Restructuring costs	-	1,276	—

	30,127	31,685	29,210

Schedule of Persons Employed by the Group in the Financial Year
The average number of persons employed by the Group in the financial year was 556 (2016: 582) (2015: 555) and is analysed into the following categories:

	December 31, 2017	December 31, 2016	December 31, 2015
Research and development	60	73	69
Administration and sales	162	161	156
Manufacturing and quality	334	348	330

	556	582	555